Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Restricted cash	$ 0	$ 5,234
Restricted cash deposit bank rate		0.05%